UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

This report on Form N-CSR relates solely to the Registrant's Contrafund Portfolio series (the "Fund").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

September 30, 2014

1.808782.110

VIPCON-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Diversified Consumer Services - 0.5%
H&R Block, Inc.	2,874,860	$ 89,149,409
Hotels, Restaurants & Leisure - 4.2%
ARAMARK Holdings Corp.	326,800	8,594,840
Extended Stay America, Inc. unit	6,137,227	145,697,769
Hilton Worldwide Holdings, Inc.	1,827,600	45,013,788
Marriott International, Inc. Class A	867,900	60,666,210
McDonald's Corp.	1,536,784	145,702,491
Panera Bread Co. Class A (a)	796,386	129,587,930
Starbucks Corp.	2,034,600	153,530,916
Yum! Brands, Inc.	1,648,096	118,629,950
		807,423,894
Internet & Catalog Retail - 1.0%
Ctrip.com International Ltd. sponsored ADR (a)	593,734	33,700,342
HomeAway, Inc. (a)	258,498	9,176,679
Liberty Interactive Corp. Series A (a)	4,012,492	114,436,272
Qunar Cayman Islands Ltd. sponsored ADR	904,353	25,005,360
Travelport Worldwide Ltd. (a)	310,000	5,102,600
		187,421,253
Media - 4.4%
CBS Outdoor Americas, Inc.	375,000	11,227,500
Comcast Corp. Class A	830,106	44,643,101
DIRECTV (a)	1,277,531	110,531,982
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,785,909	48,701,738
Legend Pictures LLC (a)(f)(g)	2,062	3,717,786
Liberty Media Corp. Class C (a)	1,414,231	66,454,715
Manchester United PLC (a)(d)	1,849,700	30,483,056
The Madison Square Garden Co. Class A (a)	1,789,478	118,320,285
Time Warner Cable, Inc.	153,200	21,982,668
Twenty-First Century Fox, Inc. Class A	6,303,969	216,163,097
Viacom, Inc. Class B (non-vtg.)	2,138,298	164,520,648
Weinstein Co. Holdings LLC Class A-1 (a)(f)(g)	11,499	2,003,471
		838,750,047
Multiline Retail - 0.8%
Dollar General Corp. (a)	2,682,420	163,922,686
Specialty Retail - 0.7%
TJX Companies, Inc.	2,236,107	132,310,451
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	975,262	40,970,757
NIKE, Inc. Class B	2,220,935	198,107,402
		239,078,159
TOTAL CONSUMER DISCRETIONARY		2,458,055,899

	Shares	Value
CONSUMER STAPLES - 9.4%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	200,671	$ 22,253,985
Coca-Cola Icecek Sanayi A/S	301,515	6,509,614
Diageo PLC sponsored ADR	248,642	28,693,287
Embotelladora Andina SA sponsored ADR	339,227	6,499,589
Monster Beverage Corp. (a)	455,200	41,728,184
Pernod Ricard SA	305,579	34,597,594
Remy Cointreau SA	272,284	19,602,774
The Coca-Cola Co.	5,409,306	230,760,994
		390,646,021
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	1,975,964	157,266,975
Kroger Co.	2,178,782	113,296,664
Sysco Corp.	965,096	36,625,393
Wal-Mart Stores, Inc.	981,491	75,054,617
Whole Foods Market, Inc.	1,087,100	41,429,381
		423,673,030
Food Products - 1.0%
Bunge Ltd.	435,412	36,674,753
Keurig Green Mountain, Inc.	302,219	39,327,758
Mead Johnson Nutrition Co. Class A	734,589	70,682,154
Nestle SA	340,836	25,048,388
The Hershey Co.	251,400	23,991,102
		195,724,155
Household Products - 1.8%
Procter & Gamble Co.	4,005,384	335,410,856
Personal Products - 0.2%
L'Oreal SA	116,500	18,496,167
Nu Skin Enterprises, Inc. Class A (d)	168,708	7,596,921
		26,093,088
Tobacco - 2.2%
Altria Group, Inc.	3,853,854	177,046,053
British American Tobacco PLC sponsored ADR	1,866,579	211,072,753
Philip Morris International, Inc.	379,013	31,609,684
Souza Cruz SA	946,500	7,617,628
		427,346,118
TOTAL CONSUMER STAPLES		1,798,893,268
ENERGY - 9.7%
Energy Equipment & Services - 1.6%
C&J Energy Services, Inc. (a)	1,029,739	31,458,526
Dril-Quip, Inc. (a)	345,092	30,851,225
FMC Technologies, Inc. (a)	783,029	42,526,305
Halliburton Co.	2,246,182	144,901,201
Independence Contract Drilling, Inc.	1,217,029	14,300,091
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ocean Rig UDW, Inc. (United States)	732,300	$ 11,804,676
Oceaneering International, Inc.	672,662	43,837,383
		319,679,407
Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	1,363,052	138,267,995
BG Group PLC	1,810,236	33,418,490
Cabot Oil & Gas Corp.	1,873,435	61,242,590
Chevron Corp.	3,168,900	378,113,148
Cimarex Energy Co.	465,100	58,849,103
EOG Resources, Inc.	897,474	88,867,875
EP Energy Corp. (d)	1,164,389	20,353,520
Exxon Mobil Corp.	2,468,902	232,200,233
Kinder Morgan Holding Co. LLC (d)	1,967,100	75,418,614
Kinder Morgan Management LLC	437,800	41,218,870
Memorial Resource Development Corp.	1,136,500	30,810,515
Noble Energy, Inc.	1,750,300	119,650,508
ONEOK, Inc.	89,093	5,840,046
Phillips 66 Co.	1,247,539	101,437,396
Phillips 66 Partners LP	256,359	17,111,963
PrairieSky Royalty Ltd.	180,850	5,692,185
Suncor Energy, Inc.	1,268,895	45,920,188
Valero Energy Partners LP	718,700	32,075,581
Whiting Petroleum Corp. (a)	801,686	62,170,749
		1,548,659,569
TOTAL ENERGY		1,868,338,976
FINANCIALS - 16.1%
Banks - 6.8%
Bank of America Corp.	21,108,614	359,901,869
Citigroup, Inc.	4,651,350	241,032,957
Huntington Bancshares, Inc.	7,796,481	75,859,760
JPMorgan Chase & Co.	5,441,706	327,808,369
Societe Generale Series A	596,998	30,478,229
SunTrust Banks, Inc.	1,152,825	43,841,935
Synovus Financial Corp.	874,923	20,683,180
U.S. Bancorp	4,801,344	200,840,220
		1,300,446,519
Capital Markets - 2.2%
Ameriprise Financial, Inc.	509,543	62,867,415
BlackRock, Inc. Class A	286,813	94,166,444
Carlyle Group LP	214,600	6,536,716
E*TRADE Financial Corp. (a)	1,968,578	44,470,177
Goldman Sachs Group, Inc.	221,000	40,568,970
Invesco Ltd.	764,157	30,168,918
Northern Trust Corp.	471,064	32,046,484
Oaktree Capital Group LLC Class A	331,134	16,920,947

	Shares	Value
State Street Corp.	893,100	$ 65,741,091
The Blackstone Group LP	754,837	23,762,269
		417,249,431
Consumer Finance - 2.3%
Capital One Financial Corp.	3,783,248	308,788,702
Discover Financial Services	571,426	36,794,120
Navient Corp.	2,402,076	42,540,766
SLM Corp.	4,573,076	39,145,531
Springleaf Holdings, Inc.	434,900	13,886,357
		441,155,476
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.:
Class A (a)	47	9,724,300
Class B (a)	868,000	119,905,520
IntercontinentalExchange Group, Inc.	229,309	44,726,720
KBC Ancora (a)	401,778	12,064,997
		186,421,537
Insurance - 2.3%
Direct Line Insurance Group PLC	8,665,400	41,328,960
esure Group PLC	1,564,314	5,855,595
Fairfax Financial Holdings Ltd. (sub. vtg.)	116,900	52,376,669
Marsh & McLennan Companies, Inc.	1,796,570	94,032,474
MetLife, Inc.	2,006,287	107,777,738
Principal Financial Group, Inc.	309,400	16,234,218
The Chubb Corp.	371,700	33,854,436
The Travelers Companies, Inc.	675,041	63,413,352
Unum Group	627,800	21,583,764
		436,457,206
Real Estate Investment Trusts - 1.2%
Altisource Residential Corp. Class B	1,956,082	46,945,968
American Tower Corp.	205,457	19,236,939
Boston Properties, Inc.	539,900	62,498,824
Digital Realty Trust, Inc.	635,100	39,617,538
Piedmont Office Realty Trust, Inc. Class A	1,052,787	18,571,163
Senior Housing Properties Trust (SBI)	538,912	11,274,039
Sun Communities, Inc.	814,569	41,135,735
		239,280,206
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	2,230,089	66,322,847
TOTAL FINANCIALS		3,087,333,222
HEALTH CARE - 14.0%
Biotechnology - 4.4%
Actelion Ltd.	241,756	28,437,414
Alexion Pharmaceuticals, Inc. (a)	633,532	105,052,276
Amgen, Inc.	1,321,020	185,550,469
Biogen Idec, Inc. (a)	417,931	138,255,754
BioMarin Pharmaceutical, Inc. (a)	341,893	24,670,999
Celgene Corp. (a)	315,600	29,912,568
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	2,378,061	$ 253,144,593
Vertex Pharmaceuticals, Inc. (a)	594,800	66,801,988
		831,826,061
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	7,852,749	92,740,966
Covidien PLC	1,324,590	114,590,281
Edwards Lifesciences Corp. (a)	283,142	28,922,955
Medtronic, Inc.	675,200	41,828,640
Quidel Corp. (a)(d)	405,931	10,907,366
The Cooper Companies, Inc.	361,620	56,322,315
		345,312,523
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	807,933	26,031,601
Cigna Corp.	1,032,226	93,612,576
HCA Holdings, Inc. (a)	1,197,314	84,434,583
Henry Schein, Inc. (a)	271,641	31,638,027
McKesson Corp.	792,100	154,198,107
		389,914,894
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A	718,310	20,234,793
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	1,624,100	92,541,218
Fluidigm Corp. (a)(g)	312,345	7,652,453
Thermo Fisher Scientific, Inc.	921,413	112,135,962
		212,329,633
Pharmaceuticals - 4.6%
AbbVie, Inc.	2,700,721	155,993,645
Actavis PLC (a)	624,152	150,595,395
Allergan, Inc.	442,200	78,795,618
Bristol-Myers Squibb Co.	2,574,705	131,773,402
Merck & Co., Inc.	1,376,605	81,605,144
Pfizer, Inc.	2,032,526	60,101,794
Roche Holding AG (participation certificate)	187,440	55,351,613
Salix Pharmaceuticals Ltd. (a)	249,731	39,017,971
Shire PLC	779,374	67,245,670
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,137,400	61,135,250
		881,615,502
TOTAL HEALTH CARE		2,681,233,406
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	1,711,072	159,335,025

	Shares	Value
Meggitt PLC	10,159,700	$ 74,314,434
TransDigm Group, Inc.	586,563	108,121,158
		341,770,617
Air Freight & Logistics - 0.6%
FedEx Corp.	665,292	107,411,393
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	1,900,252	54,404,215
Electrical Equipment - 1.7%
Acuity Brands, Inc.	649,381	76,438,638
AMETEK, Inc.	3,525,949	177,037,899
Hubbell, Inc. Class B	648,453	78,158,040
		331,634,577
Industrial Conglomerates - 2.1%
Danaher Corp.	2,846,521	216,278,666
Roper Industries, Inc.	1,246,604	182,365,699
		398,644,365
Machinery - 0.5%
Deere & Co.	1,109,600	90,976,104
Pall Corp.	62,257	5,210,911
		96,187,015
Professional Services - 0.7%
Verisk Analytics, Inc. (a)	2,254,728	137,290,388
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	2,320,833	171,857,684
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	500,520	125,955,858
TOTAL INDUSTRIALS		1,765,156,112
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,148,539	54,078,727
Juniper Networks, Inc.	667,615	14,787,672
QUALCOMM, Inc.	3,038,635	227,198,739
Riverbed Technology, Inc. (a)	1,116,175	20,699,465
		316,764,603
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	1,260,664	69,702,113
Internet Software & Services - 5.9%
58.com, Inc. ADR	368,337	13,720,553
Benefitfocus, Inc. (d)	72,441	1,951,561
ChannelAdvisor Corp. (a)	814,795	13,362,638
Cvent, Inc. (a)	1,811,413	45,955,548
Demandware, Inc. (a)	558,460	28,436,783
Endurance International Group Holdings, Inc.	1,328,374	21,612,645
Facebook, Inc. Class A (a)	3,024,876	239,086,199
Five9, Inc.	1,370,000	8,959,800
Google, Inc. Class C (a)	1,044,984	603,331,962
Millennial Media, Inc.	222,043	330,400
NAVER Corp.	30,342	23,210,573
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Opower, Inc. (d)	1,086,685	$ 20,494,879
Twitter, Inc.	942,100	48,593,518
Wix.com Ltd. (a)	421,665	6,852,056
Yahoo!, Inc. (a)	943,926	38,464,985
Zoopla Property Group PLC (d)	4,269,700	16,377,036
		1,130,741,136
IT Services - 1.4%
Fidelity National Information Services, Inc.	1,466,259	82,550,382
Lionbridge Technologies, Inc. (a)	796,595	3,584,678
Quindell PLC (d)	3,222,394	7,587,837
Sapient Corp. (a)	1,084,250	15,179,500
Total System Services, Inc.	1,122,500	34,752,600
Visa, Inc. Class A	607,734	129,672,204
		273,327,201
Semiconductors & Semiconductor Equipment - 1.7%
Micron Technology, Inc. (a)	1,985,500	68,023,230
NVIDIA Corp.	1,995,600	36,818,820
NXP Semiconductors NV (a)	2,449,470	167,617,232
RF Micro Devices, Inc. (a)	4,304,200	49,670,468
		322,129,750
Software - 2.8%
Activision Blizzard, Inc.	485,200	10,087,308
Adobe Systems, Inc. (a)	1,462,229	101,171,625
Autodesk, Inc. (a)	931,800	51,342,180
CommVault Systems, Inc. (a)	508,013	25,603,855
Covisint Corp. (d)	393,800	1,634,270
Fleetmatics Group PLC (a)	258,700	7,890,350
Imperva, Inc. (a)	890,547	25,585,415
Intuit, Inc.	701,200	61,460,180
Microsoft Corp.	219,703	10,185,431
Oracle Corp.	2,580,693	98,788,928
Qlik Technologies, Inc. (a)	283,059	7,653,915
salesforce.com, Inc. (a)	2,178,217	125,312,824
Xero Ltd. (g)	496,188	7,530,068
		534,246,349
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	6,645,192	669,503,092
Electronics for Imaging, Inc. (a)	854,656	37,750,156
Hewlett-Packard Co.	4,278,400	151,754,848
		859,008,096
TOTAL INFORMATION TECHNOLOGY		3,505,919,248
MATERIALS - 4.5%
Chemicals - 3.7%
Airgas, Inc.	1,810,255	200,304,716
Cabot Corp.	277,207	14,073,799

	Shares	Value
CF Industries Holdings, Inc.	87,000	$ 24,292,140
E.I. du Pont de Nemours & Co.	516,800	37,085,568
Eastman Chemical Co.	652,841	52,808,308
Ecolab, Inc.	707,300	81,219,259
FMC Corp.	767,632	43,900,874
LyondellBasell Industries NV Class A	773,524	84,051,118
Methanex Corp.	308,177	20,571,733
Monsanto Co.	666,876	75,030,219
Potash Corp. of Saskatchewan, Inc. (d)	949,426	32,875,343
Sigma Aldrich Corp.	94,638	12,871,714
W.R. Grace & Co. (a)	333,922	30,366,867
		709,451,658
Construction Materials - 0.1%
Eagle Materials, Inc.	235,600	23,991,148
Containers & Packaging - 0.3%
Graphic Packaging Holding Co. (a)	2,289,233	28,455,166
Rock-Tenn Co. Class A	783,996	37,302,530
		65,757,696
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,144,500	37,367,925
Nucor Corp.	618,000	33,545,040
		70,912,965
TOTAL MATERIALS		870,113,467
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.	366,698	14,994,281
inContact, Inc. (a)	1,403,117	12,200,102
Level 3 Communications, Inc. (a)	670,786	30,675,044
Verizon Communications, Inc.	5,471,033	273,496,940
		331,366,367
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	1,341,950	38,742,097
Telephone & Data Systems, Inc.	203,187	4,868,361
		43,610,458
TOTAL TELECOMMUNICATION SERVICES		374,976,825
UTILITIES - 3.0%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	490,529	25,610,519
Edison International	555,126	31,042,646
Exelon Corp.	1,412,400	48,148,716
NextEra Energy, Inc.	968,400	90,913,392
PPL Corp.	1,423,600	46,751,024
		242,466,297
Gas Utilities - 0.2%
National Fuel Gas Co.	606,175	42,426,188
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 0.0%
Abengoa Yield PLC	95,900	$ 3,412,122
NextEra Energy Partners LP	89,500	3,104,755
		6,516,877
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc.	1,297,552	39,549,385
Multi-Utilities - 1.3%
Dominion Resources, Inc.	1,225,331	84,658,119
NiSource, Inc.	1,099,277	45,048,371
PG&E Corp.	700,034	31,529,531
Sempra Energy	722,050	76,089,629
		237,325,650
TOTAL UTILITIES		568,284,397
TOTAL COMMON STOCKS (Cost $14,560,563,017)		18,978,304,820
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (g)	299,866	3,337,509
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Ambev SA sponsored ADR	1,219,550	7,988,053
TOTAL PREFERRED STOCKS (Cost $9,170,501)		11,325,562
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/9/14 to 10/30/14 (e) (Cost $7,259,883)	$ 7,260,000	7,259,927
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	198,737,349	$ 198,737,349
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	128,256,194	128,256,194
TOTAL MONEY MARKET FUNDS (Cost $326,993,543)		326,993,543
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $14,903,986,944)		19,323,883,852
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(123,588,582)
NET ASSETS - 100%		$ 19,200,295,270
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
819 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 80,487,225	$ (961,338)

The face value of futures purchased as a percentage of net assets is 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,981,948.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,241,287 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,227
Legend Pictures LLC	9/23/10	$ 1,546,500
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 5,014,998
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Xero Ltd.	10/14/13	$ 7,545,069
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 242,151
Fidelity Securities Lending Cash Central Fund	1,023,432
Total	$ 1,265,583
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,458,055,899	$ 2,452,334,642	$ -	$ 5,721,257
Consumer Staples	1,806,881,321	1,759,578,948	47,302,373	-
Energy	1,868,338,976	1,834,920,486	33,418,490	-
Financials	3,087,333,222	3,087,333,222	-	-
Health Care	2,681,233,406	2,558,636,123	122,597,283	-
Industrials	1,765,156,112	1,765,156,112	-	-
Information Technology	3,509,256,757	3,498,058,780	7,860,468	3,337,509
Materials	870,113,467	870,113,467	-	-
Telecommunication Services	374,976,825	374,976,825	-	-
Utilities	568,284,397	568,284,397	-	-
U.S. Government and Government Agency Obligations	7,259,927	-	7,259,927	-
Money Market Funds	326,993,543	326,993,543	-	-
Total Investments in Securities:	$ 19,323,883,852	$ 19,096,386,545	$ 218,438,541	$ 9,058,766
Derivative Instruments:
Liabilities
Futures Contracts	$ (961,338)	$ (961,338)	$ -	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $14,927,660,144. Net unrealized appreciation aggregated $4,396,223,708, of which $4,657,824,132 related to appreciated investment securities and $261,600,424 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 26, 2014